Segmented Information (Tables)	12 Months Ended
Dec. 31, 2012
Company's Statements of Operations and Balance Sheets by Reportable Segments

The following tables summarize select information on the Company’s consolidated statements of operations and consolidated balance sheets by reportable segments:

	Year Ended December 31, 2012
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Revenues	$746,360	$454,292	$139,718	$—	$1,340,370
Direct cost of sales	(491,843)	(430,258)	(125,552)	—	(1,047,653)

	254,517	24,034	14,166	—	292,717
Expenses	(48,699)	(22,334)	(23,751)	(69,303)	(164,087)

Income / (loss) before income taxes	$205,818	$1,700	$(9,585)	$(69,303)	$128,630

Total assets	$1,180,332	$874,961	$700,139	$59,761	$2,815,193

	Year Ended December 31, 2011
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Revenues	$767,241	$163,244	$77,600	$—	$1,008,085
Direct cost of sales	(505,820)	(159,565)	(74,756)	—	(740,141)

	261,421	3,679	2,844	—	267,944
Expenses	(44,265)	(17,019)	(21,056)	(55,444)	(137,784)

Income / (loss) before income taxes	$217,156	$(13,340)	$(18,212)	$(55,444)	$130,160

Total assets	$1,171,625	$692,017	$712,436	$2,721	$2,578,799

Information on Unconsolidated Entities by Company's Reportable Segments

The following tables set forth information on unconsolidated entities by the Company’s reportable segments:

	Years Ended December 31
	2012	2011
Equity in Earnings from Unconsolidated Entities
Canada	$(353)	$—
California	11,237	4,256
Central and Eastern U.S.	(1,002)	(137)

Subtotal	9,882	4,119

Corporate and other	—	—

Total	$9,882	$4,119

	Years Ended December 31
	2012	2011
Investments in Unconsolidated Entities
Canada	$30,587	$12,537
California	84,274	84,181
Central and Eastern U.S.	40,491	47,103

Subtotal	155,352	143,821

Corporate and other	—	—

Total	$155,352	$143,821